Fixed Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fixed Assets [Line Items]
Property, plant and equipment, gross	$ 1,536,488	$ 1,402,885
Less: Accumulated depreciation and amortization	(830,291)	(575,496)
Property and Equipment, net	706,197	827,389
Machinery and Equipment [Member]
Fixed Assets [Line Items]
Property, plant and equipment, gross	146,344	123,355
Estimated Useful Lives	3 years	3 years
Leasehold Improvements [Member]
Fixed Assets [Line Items]
Property, plant and equipment, gross	6,206	6,206
Estimated Useful Lives	5 years	5 years
Purchased Software [Member]
Fixed Assets [Line Items]
Property, plant and equipment, gross	17,833	17,833
Estimated Useful Lives	3 years	3 years
Molds and Tooling [Member]
Fixed Assets [Line Items]
Property, plant and equipment, gross	234,230	234,230
Estimated Useful Lives	5 years	5 years
Furniture and Fixtures [Member]
Fixed Assets [Line Items]
Property, plant and equipment, gross	22,288	21,533
Estimated Useful Lives	7 years	7 years
Therapy Devices [Member]
Fixed Assets [Line Items]
Property, plant and equipment, gross	87,906	76,513
Estimated Useful Lives	3 years	3 years
Internally Developed Software [Member]
Fixed Assets [Line Items]
Property, plant and equipment, gross	$ 1,021,681	$ 923,215
Estimated Useful Lives	5 years	5 years